Financial liabilities at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2022
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
in EUR million
30

June
2022
31

December

2021
Trading liabilities 45,261 27,113
Non-trading derivatives 4,501 2,120
Designated at fair value through profit or loss 58,219 41,808
107,982 71,041